EQUITY (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Amount of options, Outstanding at beginning of period	3,777,032
Amount of options, Granted	817,531
Amount of options, Exercised	(672,645)
Amount of options, Forfeited	(194,375)
Amount of options, Expired	(534,000)
Amount of options, Outstanding at end of period	3,193,543
Amount of options, Vested and expected to vest	3,065,801
Amount of options, exercisable at end of period	1,446,182
Weighted average exercise price, Outstanding at beginning of period	$ 4.74
Weighted average exercise price, Granted	$ 4.66
Weighted average exercise price, Exercised	$ 2.82
Weighted average exercise price, Forfeited	$ 5.16
Weighted average exercise price, Expired	$ 10.78
Weighted average exercise price, Options outstanding at end of period	$ 4.09
Weighted average exercise price, Vested and expected to vest	$ 4.09
Weighted average exercise price, Option exercisable	$ 4.25
Weighted average remaining contractual term, Options outstanding at beginning of period (in years)	4 years
Weighted average remaining contractual term, Options outstanding at end of period (in years)	4 years 6 months
Weighted average remaining contractual term, Vested and expected to vest (in years)	4 years 6 months
Weighted average remaining contractual term, Options exercisable at end of period (in years)	3 years 1 month 6 days
Aggregate intrinsic value, Outstanding at beginning of period	$ 1,477
Aggregate intrinsic value, Options outstanding at end of period	9,845
Aggregate intrinsic value, Vested and expected to vest	9,451
Aggregate intrinsic value, Options exercisable at end of period	$ 4,279